Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest Transactions
NOTE 3
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PARTY-IN-INTEREST
TRANSACTIONS
Certain Plan investments are invested in shares of registered investment companies and guaranteed income funds. The guaranteed income fund is managed by Empower, the Plan’s third-party administrator, custodian and trustee. Therefore, transactions with Empower qualify as party-in-interest
transactions under ERISA. The Plan also invests in the Monro, Inc. Stock Fund. Monro is the Plan Sponsor, and therefore, these transactions qualify as party-in-interest.
Certain administrative fees paid by the Plan such as legal, accounting, recordkeeping and investment advisor fees as well as participant loans qualify as party-in-interest
transactions.